COHEN & STEERS REIT AND PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

		Shares	Value
COMMON STOCK	66.1%
COMMUNICATIONS—TOWERS	8.2%
American Tower Corp.		300,945	$59,304,222
Crown Castle International Corp.(a)		226,726	29,020,928

			88,325,150

REAL ESTATE	57.9%
DATA CENTERS	6.7%
CyrusOne, Inc.(a)		234,170	12,279,875
Digital Realty Trust, Inc.(a),(b)		153,194	18,230,086
Equinix, Inc.(a),(b)		91,478	41,454,170

			71,964,131

HEALTH CARE	6.7%
HCP, Inc.(a),(b)		453,908	14,207,320
Sabra Health Care REIT, Inc.(a),(b)		758,736	14,772,590
Ventas, Inc.(a),(b)		229,708	14,657,667
Welltower, Inc.(a),(b)		368,743	28,614,457

			72,252,034

HOTEL	2.5%
Host Hotels & Resorts, Inc.(a),(b)		510,751	9,653,194
Pebblebrook Hotel Trust(a),(b)		283,625	8,809,392
Sunstone Hotel Investors, Inc.(a),(b)		620,774	8,939,146

			27,401,732

INDUSTRIALS	4.0%
Prologis, Inc.(a),(b)		593,259	42,684,985

NET LEASE	3.7%
Four Corners Property Trust, Inc.		214,456	6,347,897
Gaming and Leisure Properties, Inc.(a),(b)		118,280	4,562,060
Spirit Realty Capital, Inc.(a),(b)		366,430	14,558,264
VICI Properties, Inc.(a),(b)		673,892	14,744,757

			40,212,978

OFFICE	6.1%
Boston Properties, Inc.(a)		144,404	19,332,807
Douglas Emmett, Inc.(a),(b)		231,178	9,344,215
Hudson Pacific Properties, Inc.(a)		278,968	9,602,079
Kilroy Realty Corp.(a)		276,411	20,996,180
Vornado Realty Trust(a),(b)		104,537	7,049,975

			66,325,256

		Shares	Value
RESIDENTIAL	14.7%
APARTMENT	10.0%
Apartment Investment & Management Co., Class A(a),(b)		231,434	$11,638,816
Equity Residential(a),(b)		258,968	19,505,470
Essex Property Trust, Inc.(a),(b)		156,128	45,158,463
UDR, Inc.(a),(b)		693,718	31,536,420

			107,839,169

MANUFACTURED HOME	2.4%
Sun Communities, Inc.(a),(b)		213,633	25,319,783

SINGLE FAMILY	2.3%
Invitation Homes, Inc.(a),(b)		1,035,442	25,192,304

TOTAL RESIDENTIAL			158,351,256

SELF STORAGE	5.3%
Extra Space Storage, Inc.(a),(b)		347,625	35,426,464
Life Storage, Inc.(a)		84,531	8,222,330
Public Storage		64,212	13,984,089

			57,632,883

SHOPPING CENTERS	6.6%
COMMUNITY CENTER	2.8%
Brixmor Property Group, Inc.(a),(b)		283,175	5,201,925
Regency Centers Corp.(a),(b)		151,522	10,226,220
Weingarten Realty Investors(a)		475,856	13,975,890

			29,404,035

FREE STANDING	2.3%
Realty Income Corp.(a),(b)		338,797	24,921,908

REGIONAL MALL	1.5%
Simon Property Group, Inc.(a),(b)		90,224	16,439,715

TOTAL SHOPPING CENTERS			70,765,658

		Shares	Value
SPECIALTY	1.6%
Iron Mountain, Inc.		199,446	$7,072,355
Lamar Advertising Co., Class A(a),(b)		133,077	10,547,683

			17,620,038

TOTAL REAL ESTATE			625,210,951

TOTAL COMMON STOCK (Identified cost—$510,746,288)			713,536,101

PREFERRED SECURITIES—$25 PAR VALUE	18.8%
BANKS	5.6%
Bank of America Corp., 6.20%, Series CC(a)		127,981	3,312,148
Bank of America Corp., 6.00%, Series GG(a)		104,775	2,779,681
Bank of America Corp., 5.875%, Series HH		179,000	4,639,680
Bank of America Corp., 6.50%, Series Y(a)		133,856	3,434,745
BB&T Corp., 5.625%, Series E		64,591	1,619,296
Citigroup, Inc., 6.875% to 11/15/23, Series K(c)		159,391	4,314,714
Citigroup, Inc., 6.30%, Series S(a),(b)		189,006	4,934,947
Citizens Financial Group, Inc., 6.35% to 4/6/24, Series D(c)		64,000	1,680,000
First Republic Bank/CA, 5.50%, Series I		28,277	701,552
GMAC Capital Trust I, 8.469%, (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(a),(d)		324,847	8,459,016
Huntington Bancshares, Inc., 6.25%, Series D(a)		110,273	2,881,434
JPMorgan Chase & Co., 6.15%, Series BB		100,000	2,628,000
JPMorgan Chase & Co., 6.00%, Series EE		101,903	2,697,373
JPMorgan Chase & Co., 6.125%, Series Y(a)		223,861	5,818,147
New York Community Bancorp, Inc., 6.375% to 3/17/27, Series A(c)		73,450	1,897,214
Regions Financial Corp., 6.375% to 9/15/24, Series B(c)		76,426	2,045,160
Synovus Financial Corp., 6.30% to 6/21/23, Series D(c)		66,000	1,710,720
TCF Financial Corp., 5.70%, Series C		73,000	1,783,390
Wells Fargo & Co., 5.85% to 9/15/23, Series Q(c)		122,748	3,197,585

			60,534,802

ELECTRIC	1.8%
INTEGRATED ELECTRIC	0.3%
Integrys Holding, Inc., 6.00% to 8/1/23, due 8/1/73(c)		122,977	3,228,146

REGULATED ELECTRIC	1.5%
CMS Energy Corp., 5.875%, due 3/1/79		139,950	3,603,712
Duke Energy Corp., 5.75%, Series A		138,625	3,539,443
Duke Energy Corp., 5.625%, due 9/15/78		40,000	1,019,600
Southern Co./The, 6.25%, due 10/15/75		185,672	4,883,174
Southern Co./The, 5.25%, due 12/1/77		129,435	3,225,520

			16,271,449

TOTAL ELECTRIC			19,499,595

		Shares	Value
FINANCIAL	2.1%
DIVERSIFIED FINANCIAL SERVICES	0.4%
KKR & Co., Inc., 6.75%, Series A		78,578	$2,078,388
Oaktree Capital Group LLC, 6.55%, Series B		80,000	1,988,800

			4,067,188

INVESTMENT ADVISORY SERVICES	0.3%
Ares Management Corp., 7.00%, Series A		116,000	3,039,200

INVESTMENT BANKER/BROKER	1.4%
Carlyle Group LP/The, 5.875%, Series A		156,675	3,586,291
Morgan Stanley, 6.875% to 1/15/24, Series F(a),(c)		210,524	5,820,988
Morgan Stanley, 6.375% to 10/15/24, Series I(a),(b),(c)		164,338	4,384,538
Morgan Stanley, 5.85% to 4/15/27, Series K(c)		56,056	1,433,352

			15,225,169

TOTAL FINANCIAL			22,331,557

INDUSTRIALS—CHEMICALS	0.9%
CHS, Inc., 7.10% to 3/31/24, Series 2(a),(c)		190,229	5,046,776
CHS, Inc., 6.75% to 9/30/24, Series 3(c)		90,453	2,336,401
CHS, Inc., 7.50%, Series 4		74,495	2,024,029

			9,407,206

INSURANCE	3.6%
LIFE/HEALTH INSURANCE	0.5%
MetLife, Inc., 5.625%, Series E		55,000	1,403,050
Prudential Financial, Inc., 5.625%, due 8/15/58		56,000	1,439,200
Unum Group, 6.25%, due 6/15/58		107,900	2,819,427

			5,661,677

LIFE/HEALTH INSURANCE—FOREIGN	0.1%
Aegon NV, 6.375% (Netherlands)		59,249	1,519,144

MULTI-LINE	1.2%
American Financial Group, Inc., 5.875%, due 3/30/59		75,000	1,872,000
American Financial Group, Inc., 6.00%, due 11/15/55		107,384	2,778,024
American Financial Group, Inc., 6.25%, due 9/30/54		27,048	689,724
Hanover Insurance Group, Inc./The, 6.35%, due 3/30/53		41,767	1,076,336

		Shares	Value
Hartford Financial Services Group, Inc./The, 7.875% to 4/15/22, due 4/15/42(c)		38,066	$1,080,694
WR Berkley Corp., 5.70%, due 3/30/58		56,505	1,406,409
WR Berkley Corp., 5.75%, due 6/1/56		142,445	3,588,190

			12,491,377

MULTI-LINE—FOREIGN	0.2%
PartnerRe Ltd., 6.50%, Series G (Bermuda)		74,903	2,002,906

PROPERTY CASUALTY	0.2%
Axis Capital Holdings Ltd., 5.50%, Series E		93,000	2,216,190

PROPERTY CASUALTY—FOREIGN	0.3%
Enstar Group Ltd., 7.00% to 9/1/28, Series D (Bermuda)(c)		123,000	3,132,810

REINSURANCE	0.8%
Arch Capital Group Ltd., 5.25%, Series E		37,337	860,244
Arch Capital Group Ltd., 5.45%, Series F		142,999	3,466,296
Reinsurance Group of America, Inc., 5.75% to 6/15/26, due 6/15/56(c)		108,791	2,899,280
Reinsurance Group of America, Inc., 6.20% to 9/15/22, due 9/15/42(c)		50,000	1,329,000

			8,554,820

REINSURANCE—FOREIGN	0.3%
RenaissanceRe Holdings Ltd., 5.75%, Series F (Bermuda)		144,600	3,632,352

TOTAL INSURANCE			39,211,276

INTEGRATED TELECOMMUNICATIONS SERVICES	0.2%
AT&T, Inc., 5.625%, due 8/1/67		70,000	1,784,300

PIPELINES	0.8%
Enbridge, Inc., 6.375% to 4/15/23, due 4/15/78, Series B (Canada)(c)		222,000	5,772,000
Energy Transfer Operating LP, 7.625% to 8/15/23, Series D(c)		135,000	3,442,500

			9,214,500

REAL ESTATE	2.9%
DIVERSIFIED	0.5%
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(a)		76,536	4,123,760
Wells Fargo Real Estate Investment Corp., 6.375%, Series A		60,862	1,561,719

			5,685,479

		Shares		Value
HOTEL	0.3%
Hersha Hospitality Trust, 6.875%, Series C(a)		69,345		$1,674,682
Sunstone Hotel Investors, Inc., 6.95%, Series E		65,000		1,735,500

				3,410,182

INDUSTRIALS	0.6%
Monmouth Real Estate Investment Corp., 6.125%, Series C		140,000		3,358,600
STAG Industrial, Inc., 6.875%, Series C		96,000		2,536,320

				5,894,920

NET LEASE	0.5%
VEREIT, Inc., 6.70%, Series F(a),(e)		189,902		4,779,833

SELF STORAGE	0.3%
National Storage Affiliates Trust, 6.00%, Series A		115,000	†	2,862,350

SHOPPING CENTERS—COMMUNITY CENTER	0.4%
Cedar Realty Trust, Inc., 7.25%, Series B(a)		33,020		809,320
Saul Centers, Inc., 6.875%, Series C(a)		49,082		1,283,985
SITE Centers Corp., 6.50%, Series J		102,152		2,639,608

				4,732,913

SPECIALTY	0.3%
Digital Realty Trust, Inc., 6.35%, Series I		140,000		3,626,000

TOTAL REAL ESTATE				30,991,677

TECHNOLOGY—SOFTWARE	0.2%
eBay, Inc., 6.00%, due 2/1/56		88,000		2,310,880

UTILITIES	0.7%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78 (Canada)(c)		31,625		853,875
NextEra Energy Capital Holdings, Inc., 5.65%, due 3/1/79, Series N		124,537		3,159,503
NiSource, Inc., 6.50% to 3/15/24, Series B(c),(e)		64,445		1,698,126
SCE Trust V, 5.45% to 3/15/26, Series K(a),(b),(c)		58,612		1,312,909
SCE Trust VI, 5.00%		45,095		926,702

				7,951,115

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$193,181,950)				203,236,908

		Principal Amount		Value
PREFERRED SECURITIES—CAPITAL SECURITIES	45.0%
BANKS	8.8%
Bank of America Corp., 6.25% to 9/5/24, Series X(c)		$5,800,000		$6,151,393
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(c)		5,713,000		6,202,176
Citigroup Capital III, 7.625%, due 12/1/36(a)		4,700,000		5,999,398
Citigroup, Inc., 5.90% to 2/15/23(c)		2,000,000		2,038,670
Citigroup, Inc., 6.125% to 11/15/20, Series R(c)		4,806,000		4,903,994
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(c)		4,825,000		5,082,824
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(c)		1,800,000		1,798,155
CoBank ACB, 6.25% to 10/1/22, Series F(a),(c)		33,000	†	3,364,967
CoBank ACB, 6.125%, Series G(a)		46,500	†	4,754,625
CoBank ACB, 6.25% to 10/1/26, Series I(a),(c)		4,334,000		4,572,370
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(a),(b),(c),(e),(f)		63,000	†	6,559,875
Farm Credit Bank of Texas, 10.00%, Series I(a)		6,000	†	6,750,000
JPMorgan Chase & Co., 6.221%, (3 Month US LIBOR + 3.47%), Series I (FRN)(a),(d),(e)		5,738,000		5,775,154
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(c)		6,650,000		7,294,485
JPMorgan Chase & Co., 5.30% to 5/1/20, Series Z(c)		1,500,000		1,516,057
PNC Financial Services Group, Inc./The, 6.75% to 8/1/21(c)		1,375,000		1,461,474
Wells Fargo & Co., 6.381%, (3 Month US LIBOR + 3.77%), Series K (FRN)(a),(d)		12,274,000		12,366,055
Wells Fargo & Co., 5.875% to 6/15/25, Series U(c)		4,330,000		4,630,697
Wells Fargo Capital X, 5.95%, due 12/15/36, (TruPS)(a)		3,700,000		4,075,309

				95,297,678

BANKS—FOREIGN	14.6%
Banco Bilbao Vizcaya Argentaria SA, 8.875% to 4/14/21 (Spain)(c),(g),(h)		2,600,000		3,214,334
Banco Santander SA, 6.75% to 4/25/22 (Spain)(c),(g),(h)		600,000		715,385
Banco Santander SA, 7.50% to 2/8/24 (Spain)(c),(g),(h)		3,400,000		3,402,125
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)(c),(e),(f)		5,800,000		6,029,106
Barclays PLC, 7.75% to 9/15/23 (United Kingdom)(c),(h)		2,000,000		2,004,570
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(c),(g),(h)		3,400,000		3,524,141
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(c),(h)		3,400,000		3,480,750
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)(c),(e),(f),(h)		3,600,000		3,602,250
BNP Paribas SA, 7.195% to 6/25/37, 144A (France)(a),(c),(e),(f)		5,300,000		5,650,144
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(c),(e),(f),(h)		4,500,000		4,779,877
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(a),(c),(e),(f)		8,000,000		8,393,120
Cooperatieve Rabobank UA, 11.00% to 6/30/19, 144A (Netherlands)(a),(c),(e),(f)		1,375,000		1,405,938
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(c),(e),(f),(h)		3,400,000		3,442,500

	Principal Amount	Value
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(c),(e),(f),(h)	$3,200,000	$3,442,765
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(c),(e),(f),(h)	7,300,000	8,219,442
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(c),(g),(h)	3,400,000	3,490,831
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(c),(e),(f),(h)	4,200,000	4,323,207
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(c),(g),(h)	4,700,000	4,844,995
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(a),(f)	3,035,906	3,847,337
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A (United Kingdom)(a),(c),(e),(f)	5,192,000	7,636,056
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(c),(h)	4,600,000	4,753,847
HSBC Holdings PLC, 6.875% to 6/1/21 (United Kingdom)(c),(h)	5,200,000	5,439,772
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)(c),(e),(g),(h)	2,200,000	2,273,660
Intesa Sanpaolo SpA, 7.75% to 1/11/27 (Italy)(c),(g),(h)	2,000,000	2,435,764
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(c),(h)	3,266,000	3,372,145
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(c),(h)	2,200,000	2,234,419
Macquarie Bank Ltd./London, 6.125% to 3/8/27, 144A (Australia)(c),(e),(f),(h)	600,000	554,541
Nationwide Building Society, 10.25% (United Kingdom)(e),(g)	1,715,000	3,250,035
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(c),(e),(f),(h)	1,600,000	1,598,000
RBS Capital Trust II, 6.425% to 1/3/34 (United Kingdom)(c)	800,000	983,000
Royal Bank of Scotland Group PLC, 7.648 % to 9/30/31 (United Kingdom)(a),(c)	4,141,000	5,228,012
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25 (United Kingdom)(c),(h)	2,000,000	2,150,000
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (United Kingdom)(a),(c),(h)	9,400,000	10,034,500
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(c),(e),(f),(h)	4,600,000	4,755,250
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)(c),(e),(f),(h)	2,400,000	2,508,000
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(c),(e),(f),(h)	1,500,000	1,572,128
Svenska Handelsbanken AB, 6.25% to 3/1/24, Series EMTN (Sweden)(c),(g),(h)	3,000,000	3,016,875
UBS Group Funding Switzerland AG, 7.00% to 2/19/25 (Switzerland)(c),(g),(h)	2,200,000	2,323,750

		Principal Amount		Value
UBS Group Funding Switzerland AG, 7.125% to 2/19/20 (Switzerland)(c),(g),(h)		$3,000,000		$3,042,975
UBS Group Funding Switzerland AG, 7.125% to 8/10/21 (Switzerland)(c),(g),(h)		5,000,000		5,203,825
UBS Group Funding Switzerland AG, 7.00% to 1/31/24, 144A (Switzerland)(c),(e),(f),(h)		4,200,000		4,265,583
UniCredit SpA, 7.50% to 6/3/26 (Italy)(c),(g),(h)		1,200,000		1,384,801

				157,829,755

COMMUNICATIONS—TOWERS	0.4%
Crown Castle International Corp., 6.875%, due 8/1/20, Series A (Convertible)		3,900	†	4,618,575

ELECTRIC	0.8%
INTEGRATED ELECTRIC	0.1%
Southern California Edison Co., 6.25% to 2/1/22, Series E(c)		1,441,000		1,386,638

REGULATED ELECTRIC	0.7%
CenterPoint Energy, Inc., 6.125% to 9/01/23, Series A(c)		3,790,000		3,853,805
Southern Co./The, 5.50% to 3/15/22, due 3/15/57, Series B(c)		3,054,000		3,112,907

				6,966,712

TOTAL ELECTRIC				8,353,350

FOOD	1.5%
Dairy Farmers of America, Inc., 7.875%, 144A(e),(f),(i)		52,100	†	5,196,975
Dairy Farmers of America, Inc., 7.875%, Series B, 144A(e),(f)		82,000	†	8,179,500
Land O’ Lakes, Inc., 7.00%, 144A(e),(f)		1,650,000		1,591,219
Land O’ Lakes, Inc., 7.25%, 144A(e),(f)		945,000		930,825

				15,898,519

INDUSTRIALS—DIVERSIFIED MANUFACTURING	1.1%
General Electric Co., 5.00% to 1/21/21, Series D(a),(b),(c)		13,166,000		12,290,790

INSURANCE	13.0%
LIFE/HEALTH INSURANCE	4.9%
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)(f)		4,381,000		5,351,107
MetLife, Inc., 10.75%, due 8/1/39(a)		3,592,000		5,430,134
MetLife, Inc., 9.25%, due 4/8/38, 144A(a),(f)		9,265,000		12,555,789
MetLife, Inc., 5.25% to 6/15/20, Series C(c)		4,266,000		4,302,453
MetLife, Inc., 5.875% to 3/15/28, Series D(c)		1,421,000		1,465,087

		Principal Amount	Value
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(c)		$2,000,000	$2,024,600
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(a),(c)		11,464,000	11,939,469
Prudential Financial, Inc., 5.875% to 9/15/22, due 9/15/42(c)		1,500,000	1,588,845
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(a),(c)		5,550,000	5,474,936
Voya Financial, Inc., 6.125% to 9/15/23, Series A(c)		1,950,000	1,980,391

			52,112,811

LIFE/HEALTH INSURANCE—FOREIGN	4.8%
Dai-ichi Life Insurance Co., Ltd., 4.00% to 7/24/26, 144A (Japan)(c),(e),(f)		3,900,000	3,796,396
Dai-ichi Life Insurance Co., Ltd., 5.10% to 10/28/24, 144A (Japan)(a),(c),(e),(f)		4,400,000	4,556,574
Dai-ichi Life Insurance Co., Ltd., 7.25% to 7/25/21, 144A (Japan)(c),(e),(f)		1,000,000	1,072,890
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(c),(g)		3,064,000	3,314,237
Hanwha Life Insurance Co., Ltd., 4.70% to 4/23/23, due 4/23/48, 144A (South Korea)(c),(e),(f)		3,200,000	3,104,976
La Mondiale SAM, 4.80% to 1/18/28, due 1/18/48 (France)(c),(g)		1,400,000	1,278,438
La Mondiale SAM, 7.625% to 4/23/19 (France)(c),(g)		2,100,000	2,107,560
Meiji Yasuda Life Insurance Co., 5.10% to 4/26/28, due 4/26/48, 144A (Japan)(c),(f)		2,000,000	2,087,214
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45, 144A (Japan)(a),(c),(f)		7,350,000	7,684,241
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46, 144A (Japan)(a),(c),(f)		5,600,000	5,741,260
Nippon Life Insurance Co., 5.00% to 10/18/22, due 10/18/42, 144A (Japan)(c),(e),(f)		3,100,000	3,221,613
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan)(c),(f)		3,200,000	3,348,720
NN Group NV, 4.50% to 1/15/26 (Netherlands)(c),(g)		600,000	715,921
Phoenix Group Holdings, 5.375%, due 7/6/27, Series EMTN (United Kingdom)(g)		3,600,000	3,349,958
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)(c),(e),(f)		6,200,000	6,805,895

			52,185,893

MULTI-LINE	0.4%
American International Group, Inc., 8.175% to 5/15/38, due 5/15/58(c)		2,625,000	3,160,434

		Principal Amount		Value
American International Group, Inc., 5.75% to 4/1/28, due 4/1/48, Series A-9(c)		$860,000		$839,554
Hartford Financial Services Group, Inc./The, 4.809%, (3 Month US LIBOR + 2.125%), due 2/12/47, 144A, Series ICON (FRN)(d),(f)		1,000,000		863,975

				4,863,963

PROPERTY CASUALTY	0.5%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(c)		3,550,000		3,562,514
Liberty Mutual Group, Inc., 7.80%, due 3/7/37, 144A(e),(f)		1,147,500		1,315,534

				4,878,048

PROPERTY CASUALTY—FOREIGN	2.4%
Mitsui Sumitomo Insurance Co., Ltd., 4.95% to 3/6/29, 144A (Japan)(c),(e),(f)		5,200,000		5,326,750
Mitsui Sumitomo Insurance Co., Ltd., 7.00% to 3/15/22, due 3/15/72, 144A (Japan)(c),(e),(f)		1,500,000		1,629,713
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(c),(g)		6,003,000		6,372,034
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(c),(g)		2,200,000		2,255,189
Sompo Japan Nipponkoa Insurance, Inc., 5.325% to 3/28/23, due 3/28/73, 144A (Japan)(c),(f)		3,200,000		3,332,720
Swiss Re Finance Luxembourg SA, 5.00% to 4/2/29, 144A (Switzerland)(c),(f)		3,400,000		3,449,280
VIVAT NV, 6.25% to 11/16/22 (Netherlands)(c),(g)		3,200,000		3,189,584

				25,555,270

TOTAL INSURANCE				139,595,985

INTEGRATED TELECOMMUNICATIONS SERVICES	0.8%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)(a),(f)		3,254	†	3,431,460
Vodafone Group PLC, 7.00% to 4/4/29, due 4/4/79 (United Kingdom)(c)		4,900,000		4,989,188

				8,420,648

MATERIAL—METALS & MINING	0.9%
BHP Billiton Finance USA Ltd., 6.75% to 10/20/25, due 10/19/75, 144A (Australia)(a),(c),(f)		9,000,000		9,976,725

		Principal Amount	Value
PIPELINES	1.4%
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(c)		$3,350,000	$3,331,491
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(c)		3,400,000	3,379,515
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (Canada)(c)		1,309,000	1,281,740
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(a),(c)		7,002,000	7,114,207

			15,106,953

UTILITIES—ELECTRIC UTILITIES—FOREIGN	1.7%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(a),(c)		8,320,000	8,893,872
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(a),(c),(f)		8,110,000	8,930,732

			17,824,604

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$461,850,519)			485,213,582

CORPORATE BONDS	0.3%
INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.2%
General Electric Co., 5.875%, due 1/14/38, Series MTN		2,380,000	2,538,720

INSURANCE—LIFE/HEALTH INSURANCE	0.1%
Brighthouse Financial, Inc., 4.70%, due 6/22/47		1,800,000	1,436,078

TOTAL CORPORATE BONDS (Identified cost—$3,725,180)			3,974,798

		Shares
SHORT-TERM INVESTMENTS	0.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35%(j)		3,936,450	3,936,450

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,936,450)			3,936,450

		Value
PURCHASED OPTION CONTRACTS (Premiums paid—$123,123)	0.0%	$62,503
TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,173,563,510)	130.6%	1,409,960,342
WRITTEN OPTION CONTRACTS	(0.0)	(71,164)
LIABILITIES IN EXCESS OF OTHER ASSETS	(30.6)	(330,445,130)

NET ASSETS (Equivalent to $22.69 per share based on 47,566,736 shares of common stock outstanding)	100.0%	$1,079,444,048

Over-the-Counter Option Contracts

Purchased Options
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(k)	Premiums Paid	Value
Put — American Tower Corp.	Goldman Sachs International	$193.30	4/18/19	419	$8,256,814	$123,123	$62,503

Written Options
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(k)	Premiums Received	Value
Call — American Tower Corp.	Goldman Sachs International	$199.16	4/18/19	(419)	$(8,256,814)	$(45,160)	$(60,426)
Put — American Tower Corp.	Goldman Sachs International	183.54	4/18/19	(419)	(8,256,814)	(28,877)	(10,738)
				(838)	$(16,513,628)	$(74,037)	$(71,164)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	540,078	USD	612,948	4/2/19	$7,115
Brown Brothers Harriman	EUR	1,249,732	USD	1,414,449	4/2/19	12,562
Brown Brothers Harriman	EUR	6,415,102	USD	7,321,556	4/2/19	125,413
Brown Brothers Harriman	GBP	3,273,392	USD	4,360,633	4/2/19	97,205
Brown Brothers Harriman	USD	9,211,983	EUR	8,204,912	4/2/19	(8,120)
Brown Brothers Harriman	USD	429,847	GBP	327,276	4/2/19	(3,587)
Brown Brothers Harriman	USD	3,326,714	GBP	2,553,276	4/2/19	(1,201)
Brown Brothers Harriman	USD	511,972	GBP	392,840	4/2/19	(318)
Brown Brothers Harriman	GBP	2,543,135	USD	3,318,295	5/2/19	980
Brown Brothers Harriman	EUR	7,624,533	USD	8,582,212	5/3/19	6,948

						$236,997

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

†	Represents shares.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s credit agreement. $701,978,957 in aggregate has been pledged as collateral.
(b)	A portion of the security has been rehypothecated in connection with the Fund’s credit agreement. $319,166,937 in aggregate has been rehypothecated.
(c)	Security converts to floating rate after the indicated fixed-rate coupon period.
(d)	Variable rate. Rate shown is in effect at March 31, 2019.
(e)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(f)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $196,067,202 which represents 18.2% of the net assets of the Fund, of which 0.0% are illiquid.

(g)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $64,706,417 which represents 6.0% of the net assets of the Fund, of which 0.0% are illiquid.

(h)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $123,800,127 which represents 11.5% of the net assets of the Fund (8.7% of the managed assets of the Fund).

(i)	Security value is determined based on significant unobservable inputs (Level 3).
(j)	Rate quoted represents the annualized seven-day yield.
(k)	Amount represents number of contracts multiplied by notional contract size multiplied by the underlying price.

COHEN & STEERS REIT AND PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

COHEN & STEERS REIT AND PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS REIT AND PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$713,536,101	$713,536,101	$—	$—
Preferred Securities—$25 Par Value:
Electric—Integrated Electric	3,228,146	—	3,228,146	—
Electric—Regulated Electric	16,271,449	12,732,006	3,539,443	—
Other Industries	183,737,313	183,737,313	—	—
Preferred Securities—Capital Securities:
Food	15,898,519	—	10,701,544	5,196,975
Other Industries	469,315,063	—	469,315,063	—
Corporate Bonds	3,974,798	—	3,974,798	—
Short-Term Investments	3,936,450	—	3,936,450	—
Purchased Option Contracts	62,503	—	62,503	—

Total Investments in Securities(a)	$1,409,960,342	$910,005,420	$494,757,947	$5,196,975

Forward Foreign Currency Exchange Contracts	$250,223	$—	$250,223	$—

Total Derivative Assets(a)	$250,223	$—	$250,223	$—

Forward Foreign Currency Exchange Contracts	$(13,226)	$—	$(13,226)	$—
Written Option Contracts	(71,164)	—	(71,164)	—

Total Derivative Liabilities(a)	$(84,390)	$—	$(84,390)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.
(b)

Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

COHEN & STEERS REIT AND PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities— Capital Securities— Food
Balance as of December 31, 2018	$5,196,975
Change in unrealized appreciation (depreciation)	—

Balance as of March 31, 2019	$5,196,975

The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2019 which were valued using significant unobservable inputs (Level 3) amounted to $0.

Note 2. Derivative Instruments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

COHEN & STEERS REIT AND PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index, currency or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

The following summarizes the volume of the Fund’s purchased and written option contracts and forward foreign currency exchange contracts activity during the three months ended March 31, 2019:

	Purchased Option Contracts(a)(b)	Written Option Contracts(a)(b)	Forward Foreign Currency Exchange Contracts
Average Notional Amount	$33,625,832	$28,277,577	$12,320,643

(a)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.
(a)

Notional amounts represent the average for all months in which the Fund had option contracts outstanding at month-end. For the period, this represents one month for purchased options and two months for written options.